The Dreyfus/Laurel Funds, Inc. -General AMT-Free Municipal Money Market Fund -General Treasury and Agency Money Market Fund
General California Municipal Money Market Fund
General Government Securities Money Market Funds, Inc. -General Government Securities Money Market Fund -General Treasury Securities Money Market Fund
General Money Market Fund, Inc.
General Municipal Money Market Funds, Inc. -General Municipal Money Market Fund
General New Jersey Municipal Money Market Fund, Inc.
General New York AMT-Free Municipal Money Market Fund (collectively the "Funds")

Incorporated herein by reference are the revised versions of the above-referenced Funds prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 14, 2016 (SEC Accession No. 0000819940-16-000199).